Contract Assets and Liabilities - Schedule of Allowance for Credit Losses of Contract Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Allowance for Credit Losses of Contract Assets [Abstract]
Balance
Allowance for credit loss on contract assets for the year	(790)
Exchange realignment
Balance	$ (790)